UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: 1


This Amendment (Check only one):   |X| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Trafelet & Company, LLC

Address:    900 Third Avenue
            Floor 5
            New York, NY 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Financial Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer            New York, New York            February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       Zero

                   Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:  $155,260
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS     CUSIP     x($1000) PRN AMT PRN CALL DISCRETN MANAGERS   SOLE      SHARED    NONE
------------------------------ ---------------- ---------   -------- ------- --- ---- -------- --------- -------- -------- --------
AEP INDUSTRIES INC COM         COMMON STOCK     001031103     1200    91800 SH         SOLE       NONE    91800        0        0
AMERICA SVC GROUP INC          COMMON STOCK     02364L109     8461   500654 SH         SOLE       NONE   500654        0        0
AMERICAN CAPITAL STRATEGIES    COMMON STOCK     024937104     2375   110000 SH         SOLE       NONE   110000        0        0
ARCH CAP GROUP LTD ORD         COMMON STOCK     G0450A105     1708    54800 SH         SOLE       NONE    54800        0        0
ARK RESTAURANTS CORP COM       COMMON STOCK     040712101      272    44900 SH         SOLE       NONE    44900        0        0
BALL CORP COM                  COMMON STOCK     058498106     2687    52500 SH         SOLE       NONE    52500        0        0
BOYD GAMING CORP COM           COMMON STOCK     103304101      932    66300 SH         SOLE       NONE    66300        0        0
CANADIAN NATURAL RES OURCES CA COMMON STOCK     136385101     4154   140000 SH         SOLE       NONE   140000        0        0
CELADON GROUP INC COM          COMMON STOCK     150838100     5581   474191 SH         SOLE       NONE   474191        0        0
COMPANIA ANONIMA NACIONAL TELE ADRS STOCKS      204421101      630    50000 SH         SOLE       NONE    50000        0        0
CROWN CORK & SEAL INC COM      COMMON STOCK     228255105    12987  1633600 SH         SOLE       NONE  1633600        0        0
DAN RIVER INC COM              COMMON STOCK     235774106     3838  1395500 SH         SOLE       NONE  1395500        0        0
DEAN FOODS CO NEW              COMMON STOCK     242370104     4267   115000 SH         SOLE       NONE   115000        0        0
DIGITAL RIVER INC COM STK      COMMON STOCK     25388B104     5450   456100 SH         SOLE       NONE   456100        0        0
FARGO ELECTRNCS                COMMON STOCK     30744P102     1684   192900 SH         SOLE       NONE   192900        0        0
HARVEST NATURAL RESO URCES INC COMMON STOCK     41754V103     1783   276400 SH         SOLE       NONE   276400        0        0
HEAD WATERS INC                COMMON STOCK     42210P102     1093    70500 SH         SOLE       NONE    70500        0        0
HOLLYWOOD ENTERTAINM ENT CORP  COMMON STOCK     436141105    15931  1055000 SH         SOLE       NONE  1055000        0        0
JARDEN   CORP Com              COMMON STOCK     471109108    10078   422200 SH         SOLE       NONE   422200        0        0
KIRKLANDS INC                  COMMON STOCK     497498105     6612   585100 SH         SOLE       NONE   585100        0        0
MAGNUM HUNTER RESOURCES INC    COMMON STOCK     55972F203     3749   630000 SH         SOLE       NONE   630000        0        0
MARVEL ENTERPRISES INC         COMMON STOCK     57383M108     5872   653900 SH         SOLE       NONE   653900        0        0
MOORE CORP CAD COM NPV         COMMON STOCK     615785102    10934  1201500 SH         SOLE       NONE  1201500        0        0
MOVIE GALLERY INC COM          COMMON STOCK     624581104     1300   100000 SH         SOLE       NONE   100000        0        0
MULTIMEDIA GAMES INC COM       COMMON STOCK     625453105    10446   380400 SH         SOLE       NONE   380400        0        0
NEVADA GOLD & CASINOS INC COM  COMMON STOCK     64126Q206     2466   298900 SH         SOLE       NONE   298900        0        0
OWENS ILL INC COM NEW          COMMON STOCK     690768403     1019    69900 SH         SOLE       NONE    69900        0        0
PACKAGING DYNAMICS CORP COM    COMMON STOCK     695160101     1103   167100 SH         SOLE       NONE   167100        0        0
PIER 1 IMPORTS INC GA COM      COMMON STOCK     720279108     1136    60000 SH         SOLE       NONE    60000        0        0
PROASSURANCE CORP Com          COMMON STOCK     74267C106     5592   266300 SH         SOLE       NONE   266300        0        0
RUSS 2000 INDEX SMALL CAP ETF  US ETF'S - US TR 464287655     3791    50000 SH         SOLE       NONE    50000        0        0
SCIENTIFIC GAMES COM STK       COMMON STOCK     80874P109    12880  1774100 SH         SOLE       NONE  1774100        0        0
SHERWIN-WILLIAMS CO  USD1 COM  COMMON STOCK     824348106     3249   115000 SH         SOLE       NONE   115000        0        0

REPORT SUMMARY                 33 DATA RECORDS              155260        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

03388.0003 #385499